General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
General and Administrative Expenses
Schedule of general and administrative expenses

	Year ended December 31,
	2020	2019	2018

	(in thousands)
Stock-based compensation	$1,194	$1,349	$1,201
Professional fees	796	877	896
Salaries and benefits	828	856	1,346
Rent and office-maintenance fees	430	482	308
Investor relations and business development expenses	293	364	464
Insurance and other expenses	587	268	225
	$4,128	$4,196	$4,440